Equity Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Feb. 28, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense related to non-vested equity awards			$ 9,300,000		$ 9,300,000		$ 6,800,000		$ 4,800,000
Unrecognized compensation expense, expected weighted average-recognition period					2 years 3 months 18 days		2 years 2 months 12 days		2 years 1 month 6 days
Property Operating Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense			100,000	$ 100,000	$ 200,000	$ 400,000	$ 186,000		$ 155,000	$ 80,000
General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense			$ 1,300,000	$ 1,300,000	$ 3,700,000	$ 3,700,000	$ 5,100,000		$ 3,800,000	$ 2,800,000
Time Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					3 years	3 years
Issuance of equity Award					45,904		43,720		60,032
Time Based Awards | LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of equity Award					315,962		315,915		181,664
Time Based Awards | LTIPs | Executive Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years	4 years
Issuance of equity Award	274,183	275,308
Performance Based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period							3 years
Awards vesting date					Mar. 31, 2025					Mar. 31, 2024
Awards vesting year							Mar. 31, 2026		Mar. 31, 2025
Performance Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria					100.00%		100.00%
Share based compensation arrangement by share based payment award voting rights					do not have		do not have
Issuance of equity Award							5,752	[1]	0
Performance Based Awards | LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria					200.00%		200.00%
Description of distribution and allocation of profits and losses					Recipients of performance based LTIP Units are issued LTIP Units at 200% of the targeted award and are entitled to receive distributions and allocations of profits and losses with respect to the performance based LTIP Units as of the effective date of each award in an amount equal to 10% of the distributions and allocations available to such LTIP Units, until the Distribution Participation Date (as defined in the Operating Partnership Agreement). The remaining 90% of distributions will accrue and will be payable on the Distribution Participation Date based upon the performance level attained and number of performance based LTIP Units that vest.		Recipients of performance based LTIP Units are issued LTIP Units at 200% of the targeted award and are entitled to receive distributions and allocations of profits and losses with respect to the performance based LTIP Units as of the effective date of each award in an amount equal to 10% of the distributions and allocations available to such LTIP Units, until the Distribution Participation Date (as defined in the Operating Partnership Agreement). The remaining 90% of distributions will accrue and will be payable on the Distribution Participation Date based upon the performance level attained and number of performance based LTIP Units that vest.
Share based compensation arrangement by share based payment award voting rights					one vote per LTIP Unit		one vote per LTIP Unit
Issuance of equity Award					270,096		271,199		113,429
Performance Based Awards | LTIPs | Executive Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria	200.00%
Issuance of equity Award	270,096	271,199
Employee and Director Long-term Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for issuance			8,769,928		8,769,928		9,367,118
2023 Performance Based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting year					Mar. 31, 2026
2024 Performance Based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting year					Mar. 31, 2027
Minimum | Time Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					1 year		1 year
Minimum | Performance Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria					0.00%		0.00%
Maximum | Time Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					4 years		4 years
Maximum | Performance Based Awards | LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria					200.00%		200.00%

[1]	On March 2, 2023 the Compensation Committee of the board of directors approved the vesting of the 2020 performance grant at 200% of the targeted award. Accordingly, individuals who elected to receive performance based restricted stock were issued and immediately vested additional shares to equal 200% of their targeted award.